Debt Facilities - Components of Total Interest Expense Recognized Related to Convertible Subordinated Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Interest charges incurred	$ 405,494	$ 309,998	$ 289,557
Effective interest rate of the liability component (percent)	7.96%
Convertible Subordinated Debt | Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Contractual interest expense	$ 3,267	7,501
Amortization of debt issuance costs	186	428
Amortization of debt discount	3,775	8,060
Interest charges incurred	$ 7,228	$ 15,989
Effective interest rate of the liability component (percent)	10.48%	10.65%